UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Errol M Rudman

Address: 712 Fifth Avenue
         20th Floor
         New York, NY 10019


13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Errol M Rudman
Title: Investment Manager
Phone: (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman            New York, New York            February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                51

Form 13F Information Table Value Total:                $173,434
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                           FORM 13F INFORMATION TABLE
                                                 Errol M Rudman
                                                December 31, 2010


COLUMN 1                       COLUMN  2          COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COL 7       COLUMN 8

                               TITLE                         VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MGRS   SOLE    SHARED  NONE
--------------                 --------           -----      --------  -------   --- ----   ----------  ----   ----    ------  ----
ALASKA AIR GROUP INC           COM                011659109   2,744       48,400 SH         SOLE                  48,400
AMPHENOL CORP NEW              CL A               032095101   9,810      185,872 SH         SOLE                 185,872
AMR CORP                       COM                001765106     247       31,700 SH         SOLE                  31,700
ATLAS ENERGY INC               COM                049298102   1,284       29,200 SH         SOLE                  29,200
BAIDU INC                      SPON ADR REP A     056752108   2,116       21,925 SH         SOLE                  21,925
BANK OF AMERICA CORPORATION    COM                060505104   3,842      288,000 SH         SOLE                 288,000
BANK OF AMERICA CORPORATION    COM                060505104   5,336      400,000     CALL   SOLE                 400,000
BELDEN INC                     COM                077454106   3,052       82,900 SH         SOLE                  82,900
BIOMIMETIC THERAPEUTICS INC    COM                09064X101   5,522      434,768 SH         SOLE                 434,768
BROADRIDGE FINL SOLUTIONS IN   COM                11133T103   2,578      117,560 SH         SOLE                 117,560
BRUKER CORP                    COM                116794108   5,205      313,580 SH         SOLE                 313,580
CITIGROUP INC                  COM                172967101   1,939      410,000 SH         SOLE                 410,000
CITIGROUP INC                  COM                172967101  10,406    2,200,000     CALL   SOLE               2,200,000
COWEN GROUP INC NEW            CL A               223622101   1,571      334,984 SH         SOLE                 334,984
CVS CAREMARK CORPORATION       COM                126650100   2,713       78,022 SH         SOLE                  78,022
DELTA AIR LINES INC DEL        COM NEW            247361702     175       13,900 SH         SOLE                  13,900
DIREXION SHS ETF TR            DLY FIN BULL NEW   25459W516   3,971      142,600 SH         SOLE                 142,600
DIREXION SHS ETF TR            20YR TRES BEAR     25459W532   1,728       40,000 SH         SOLE                  40,000
EXPRESS INC                    COM                30219E103     242       12,850 SH         SOLE                  12,850
EXPRESS SCRIPTS INC            COM                302182100   5,081       94,010 SH         SOLE                  94,010
FIRST REP BK SAN FRAN CALI N   COM                33616C100   2,222       76,300 SH         SOLE                  76,300
INSITUFORM TECHNOLOGIES INC    CL A               457667103   2,403       90,647 SH         SOLE                  90,647
JEFFERIES GROUP INC NEW        COM                472319102   1,731       65,000 SH         SOLE                  65,000
JPMORGAN CHASE & CO            COM                46625H100     318        7,500 SH         SOLE                   7,500
KKR FINANCIAL HLDGS LLC        COM                48248A306   2,495      268,300 SH         SOLE                 268,300
LAZARD LTD                     SHS A              G54050102   6,705      169,793 SH         SOLE                 169,793
LEGG MASON INC                 COM                524901105   1,380       38,050 SH         SOLE                  38,050
MARTHA STEWART LIVING OMNIME   CL A               573083102     806      182,300 SH         SOLE                 182,300
MEDCO HEALTH SOLUTIONS INC     COM                58405U102   3,442       56,170 SH         SOLE                  56,170
MGP INGREDIENTS INC            COM                55302G103     515       46,690 SH         SOLE                  46,690
MOHAWK INDS INC                COM                608190104     278        4,900 SH         SOLE                   4,900
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR      71654V408   3,803      100,500 SH         SOLE                 100,500
QUANTA SVCS INC                COM                74762E102     199       10,000 SH         SOLE                  10,000
RITCHIE BROS AUCTIONEERS       COM                767744105   7,571      328,450 SH         SOLE                 328,450
RUSH ENTERPRISES INC           CL A               781846209   4,134      202,236 SH         SOLE                 202,236
SENSATA TECHNOLOGIES HLDG BV   SHS                N7902X106   4,785      158,920 SH         SOLE                 158,920
SIRONA DENTAL SYSTEMS INC      COM                82966C103   3,330       79,700 SH         SOLE                  79,700
SLM CORP                       COM                78442P106   2,437      193,600 SH         SOLE                 193,600
SOTHEBYS                       COM                835898107   5,872      130,480 SH         SOLE                 130,480
STIFEL FINL CORP               COM                860630102   2,613       42,110 SH         SOLE                  42,110
TEREX CORP NEW                 COM                880779103   2,899       93,400 SH         SOLE                  93,400
TIMKEN CO                      COM                887389104   1,545       32,375 SH         SOLE                  32,375
TRANSDIGM GROUP INC            COM                893641100  15,176      210,750 SH         SOLE                 210,750
TRI-TECH HOLDING INC           SHS                G9103F106     976       90,700 SH         SOLE                  90,700
TW TELECOM INC                 COM                87311L104   9,533      559,092 SH         SOLE                 559,092
U S AIRWAYS GROUP INC          COM                90341W108     331       33,100 SH         SOLE                  33,100
UNITED CONTL HLDGS INC         COM                910047109   2,966      124,500 SH         SOLE                 124,500
UNITED NAT FOODS INC           COM                911163103   2,384       65,000 SH         SOLE                  65,000
VALASSIS COMMUNICATIONS INC    COM                918866104   3,202       98,990 SH         SOLE                  98,990
WEATHERFORD INTERNATIONAL LT   REG                H27013103   4,205      184,420 SH         SOLE                 184,420
WORLD FUEL SVCS CORP           COM                981475106   3,616      100,000 SH         SOLE                 100,000



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